Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 362.5	€ 61.2
Other intangible assets	804.1	158.5
Property, plant and equipment	757.2	609.2
Right-of-use assets	214.4	211.9
Other financial assets	1,176.1	80.2
Other non-financial assets	83.4	6.5
Deferred tax assets	81.3	229.6
Total non-current assets	3,479.0	1,357.1
Current assets
Inventories	357.7	439.6
Trade and other receivables	2,155.7	7,145.6
Contract assets	4.9	0.0
Other financial assets	4,885.3	189.4
Other non-financial assets	280.9	271.9
Income tax assets	179.1	0.4
Cash and cash equivalents	11,663.7	13,875.1
Total current assets	19,527.3	21,922.0
Total assets	23,006.3	23,279.1
Equity
Share capital	248.6	248.6
Capital reserve	1,229.4	1,828.2
Treasury shares	(10.8)	(5.3)
Retained earnings	19,763.3	18,833.0
Other reserves	(984.6)	(848.9)
Total equity	20,245.9	20,055.6
Non-current liabilities
Lease liabilities, loans and borrowings	191.0	176.2
Other financial liabilities	38.8	6.1
Income tax liabilities	0.0	10.4
Provisions	8.8	8.6
Contract liabilities	398.5	48.4
Other non-financial liabilities	13.1	17.0
Deferred tax liabilities	39.7	6.2
Total non-current liabilities	689.9	272.9
Current liabilities
Lease liabilities, loans and borrowings	28.1	36.0
Trade payables and other payables	354.0	204.1
Other financial liabilities	415.2	785.1
Refund liabilities	0.0	24.4
Income tax liabilities	525.5	595.9
Provisions	269.3	367.2
Contract liabilities	353.3	77.1
Other non-financial liabilities	125.1	860.8
Total current liabilities	2,070.5	2,950.6
Total liabilities	2,760.4	3,223.5
Total equity and liabilities	€ 23,006.3	€ 23,279.1